UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY
_______________________________

Investment Company Act file number:  811-05385

DWS Value Series, Inc.
(Exact name of registrant as specified in charter)

345 Park Avenue
New York, NY 10154
(Address of principal executive offices)  (Zip code)

Paul Schubert
60 Wall Street
New York, NY 10005
(Name and address of agent for service)

Registrant's telephone number, including area code:  (212) 250-3220

Date of fiscal year end:  11/30

Date of reporting period:  2/29/2012

ITEM 1.	SCHEDULE OF INVESTMENTS

Investment Portfolio	as of February 29, 2012 (Unaudited)

DWS Dreman Small Cap Value Fund
	Shares	Value ($)
Common Stocks 98.1%
Consumer Discretionary 13.2%
Auto Components 2.2%
American Axle & Manufacturing Holdings, Inc.* (a)	2,010,625	22,901,019
Cooper Tire & Rubber Co. (a)	1,676,185	27,824,671

		50,725,690
Diversified Consumer Services 0.2%
Matthews International Corp. "A"	150,716	4,675,210
Hotels Restaurants & Leisure 3.0%
Brinker International, Inc. (a)	940,975	25,961,500
International Speedway Corp. "A" (a)	863,275	21,719,999
Sonic Corp.*	2,504,069	20,683,610

		68,365,109
Household Durables 2.4%
Helen of Troy Ltd.* (a)	779,225	25,324,813
Jarden Corp. (a)	800,005	28,216,176

		53,540,989
Media 1.5%
John Wiley & Sons, Inc. "A"	258,561	11,738,669
Meredith Corp. (a)	712,800	23,451,120

		35,189,789
Specialty Retail 0.8%
Ascena Retail Group, Inc.* (a)	471,393	18,195,770
Textiles, Apparel & Luxury Goods 3.1%
Hanesbrands, Inc.* (a)	972,650	27,944,234
The Jones Group, Inc. (a)	1,969,103	19,395,665
Wolverine World Wide, Inc. (a)	615,700	23,482,798

		70,822,697
Consumer Staples 1.0%
Food Products
Corn Products International, Inc.	418,704	24,012,674
Energy 5.9%
Energy Equipment & Services 2.0%
Atwood Oceanics, Inc.* (a)	502,083	23,879,067
Superior Energy Services, Inc.* (a)	767,325	22,513,316

		46,392,383
Oil, Gas & Consumable Fuels 3.9%
Energen Corp.	485,960	25,867,651
James River Coal Co.* (a)	1,214,074	6,956,644
Tesoro Corp.* (a)	966,357	25,637,451
W&T Offshore, Inc. (a)	1,174,865	29,665,341

		88,127,087
Financials 27.8%
Capital Markets 2.1%
Federated Investors, Inc. "B" (a)	1,077,953	22,087,257
Waddell & Reed Financial, Inc. "A" (a)	846,918	26,728,732

		48,815,989
Commercial Banks 11.8%
Associated Banc-Corp. (a)	2,232,725	29,561,279
BancorpSouth, Inc. (a)	1,361,267	16,117,401
Bank of Hawaii Corp. (a)	492,655	22,662,130
Chemical Financial Corp. (a)	268,408	5,921,080
City National Corp. (a)	187,100	8,793,700
East West Bancorp., Inc.	792,200	17,523,464
First Midwest Bancorp., Inc.	618,450	7,149,282
FirstMerit Corp. (a)	1,421,005	22,807,130
Fulton Financial Corp.	2,651,475	25,984,455
Glacier Bancorp., Inc. (a)	346,027	4,775,173
Hancock Holding Co. (a)	727,650	24,703,717
Independent Bank Corp. (a)	159,100	4,373,659
International Bancshares Corp. (a)	289,807	5,500,537
Lakeland Financial Corp. (a)	173,300	4,370,626
NBT Bancorp., Inc. (a)	242,836	5,296,253
Prosperity Bancshares, Inc. (a)	362,866	15,871,759
S&T Bancorp., Inc. (a)	92,693	1,966,019
TCF Financial Corp. (a)	804,612	8,673,717
Umpqua Holdings Corp. (a)	267,900	3,300,528
Webster Financial Corp. (a)	532,784	11,657,314
WesBanco, Inc. (a)	154,065	3,004,268
Wintrust Financial Corp. (a)	543,546	18,322,936

		268,336,427
Insurance 5.7%
Allied World Assurance Co. Holdings AG	366,566	24,182,359
Aspen Insurance Holdings Ltd. (a)	981,350	26,035,215
Hanover Insurance Group, Inc.	590,750	24,114,415
Platinum Underwriters Holdings Ltd. (a)	683,069	24,289,934
Protective Life Corp. (a)	843,383	23,420,746
Symetra Financial Corp.	712,525	7,082,499

		129,125,168
Real Estate Investment Trusts 7.0%
Brandywine Realty Trust (REIT) (a)	2,067,750	22,352,378
CBL & Associates Properties, Inc. (REIT) (a)	1,268,925	22,371,148
CommonWealth REIT (REIT) (a)	1,129,809	21,014,447
Duke Realty Corp. (REIT) (a)	1,720,739	23,883,857
Hospitality Properties Trust (REIT) (a)	939,921	23,244,246
OMEGA Healthcare Investors, Inc. (REIT) (a)	1,103,575	22,479,823
Pennsylvania Real Estate Investment Trust (REIT) (a)	1,759,075	23,606,786

		158,952,685
Thrifts & Mortgage Finance 1.2%
Washington Federal, Inc.	1,711,800	27,731,160
Health Care 5.0%
Health Care Equipment & Supplies 0.9%
Teleflex, Inc. (a)	364,225	21,587,616
Health Care Providers & Services 2.0%
LifePoint Hospitals, Inc.* (a)	577,825	22,517,840
Owens & Minor, Inc. (a)	735,409	22,032,854

		44,550,694
Life Sciences Tools & Services 2.1%
Charles River Laboratories International, Inc.*	670,400	23,551,152
PerkinElmer, Inc. (a)	916,375	24,742,125

		48,293,277
Industrials 17.8%
Aerospace & Defense 3.3%
Alliant Techsystems, Inc.	381,766	22,905,960
Curtiss-Wright Corp. (a)	711,396	26,428,361
Esterline Technologies Corp.* (a)	410,092	26,635,476

		75,969,797
Commercial Services & Supplies 1.9%
The Brink's Co. (a)	904,250	22,832,313
The Geo Group, Inc.* (a)	1,111,817	19,579,097

		42,411,410
Construction & Engineering 2.1%
EMCOR Group, Inc. (a)	891,775	24,791,345
Tutor Perini Corp.* (a)	1,514,549	23,899,583

		48,690,928
Electrical Equipment 2.0%
EnerSys* (a)	692,944	23,269,059
General Cable Corp.* (a)	722,843	22,386,448

		45,655,507
Industrial Conglomerates 1.1%
Carlisle Companies, Inc.	513,594	25,063,387
Machinery 4.4%
Barnes Group, Inc. (a)	895,600	24,808,120
Briggs & Stratton Corp. (a)	1,532,901	25,967,343
ITT Corp. (a)	1,105,475	27,581,601
SPX Corp.	301,775	22,071,824

		100,428,888
Marine 0.9%
Diana Shipping, Inc.*	2,175,759	19,886,437
Road & Rail 1.1%
Ryder System, Inc.	463,425	24,668,113
Trading Companies & Distributors 1.0%
Aircastle Ltd. (a)	1,664,145	22,649,014
Information Technology 14.6%
Communications Equipment 2.7%
Arris Group, Inc.* (a)	1,976,576	22,513,201
Brocade Communications Systems, Inc.*	2,952,975	17,068,195
Plantronics, Inc. (a)	585,650	21,844,745

		61,426,141
Computers & Peripherals 4.1%
Lexmark International, Inc. "A" (a)	630,600	23,256,528
NCR Corp.*	1,209,939	26,279,875
QLogic Corp.* (a)	1,468,010	25,235,092
Synaptics, Inc.* (a)	477,878	17,562,017

		92,333,512
Internet Software & Services 1.1%
j2 Global, Inc. (a)	811,086	23,983,813
IT Services 2.2%
CACI International, Inc. "A"* (a)	383,700	22,692,018
DST Systems, Inc. (a)	515,800	27,337,400

		50,029,418
Semiconductors & Semiconductor Equipment 3.3%
Amkor Technology, Inc.* (a)	3,677,808	23,501,193
Microsemi Corp.* (a)	1,240,450	25,950,214
PMC-Sierra, Inc.*	3,803,250	26,128,328

		75,579,735
Software 1.2%
JDA Software Group, Inc.* (a)	711,269	17,824,401
Websense, Inc.* (a)	587,010	10,572,050

		28,396,451
Materials 8.1%
Chemicals 3.7%
Cabot Corp.	479,949	19,442,734
H.B. Fuller Co. (a)	273,675	8,245,828
Huntsman Corp.	1,098,515	15,005,715
Olin Corp. (a)	1,034,000	21,745,020
OM Group, Inc.* (a)	727,525	19,992,387

		84,431,684
Metals & Mining 4.4%
AuRico Gold, Inc.*	2,287,499	22,394,615
Coeur d'Alene Mines Corp.* (a)	1,013,593	28,826,585
Minefinders Corp.* (a)	700,138	10,866,142
Thompson Creek Metals Co., Inc.* (a)	2,043,450	14,876,316
Worthington Industries, Inc. (a)	1,376,028	23,213,592

		100,177,250
Utilities 4.7%
Electric Utilities 3.3%
ALLETE, Inc. (a)	254,250	10,571,715
IDACORP, Inc. (a)	514,086	20,810,201
NV Energy, Inc.	1,475,543	23,136,514
Portland General Electric Co. (a)	832,849	20,521,400

		75,039,830
Multi-Utilities 1.4%
TECO Energy, Inc. (a)	1,193,800	21,428,710
Vectren Corp. (a)	366,515	10,709,568

		32,138,278

Total Common Stocks (Cost $1,887,007,811)		2,236,400,007
Exchange-Traded Fund 1.5%
iShares Russell 2000 Index Fund (a) (Cost $35,107,228)	424,375	34,370,131
Securities Lending Collateral 45.9%
Daily Assets Fund Institutional, 0.26% (b) (c) (Cost $1,045,497,657)	1,045,497,657	1,045,497,657
Cash Equivalents 0.2%
Central Cash Management Fund, 0.10% (b) (Cost $4,677,437)	4,677,437	4,677,437

	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $2,972,290,133) †	145.7	3,320,945,232
Other Assets and Liabilities, Net	(45.7)	(1,041,608,213)

Net Assets	100.0	2,279,337,019

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

*	Non-income producing security.
†
The cost for federal income tax purposes was $2,978,652,869.  At February 29, 2012, net unrealized appreciation for all securities based on tax cost was $342,292,363.  This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $464,857,037 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $122,564,674.

(a)	All or a portion of these securities were on loan. The value of all securities loaned at February 29, 2012 amounted to $1,006,311,266, which is 44.1% of net assets.
(b)	Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.
(c)	Represents collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.
REIT: Real Estate Investment Trust

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of February 29, 2012 in valuing the Fund's investments.

Assets	Level 1	Level 2	Level 3	Total
Common Stocks(d)	$2,236,400,007	$—	$—	$2,236,400,007
Exchange-Traded Fund	34,370,131	—	—	34,370,131
Short-Term Investments(d)	1,050,175,094	—	—	1,050,175,094
Total	$3,320,945,232	$—	$—	$3,320,945,232

There have been no transfers between Level 1 and Level 2 fair value measurements during the period ended February 29, 2012.
(d)	See Investment Portfolio for additional detailed categorizations.

ITEM 2.	CONTROLS AND PROCEDURES

(a)   The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)   There have been no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3.	EXHIBITS

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	DWS Dreman Small Cap Value Fund, a series of DWS Value Series, Inc.

By:	/s/W. Douglas Beck W. Douglas Beck President

Date:	April 20, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/W. Douglas Beck W. Douglas Beck President

Date:	April 20, 2012

By:	/s/Paul Schubert Paul Schubert Chief Financial Officer and Treasurer

Date:	April 20, 2012